Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Disclosure Of Financial Assets At Fair Value Through Profit Or Loss Explanatory

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Current assets
Investment	—	45
Prepaid shares repurchase instrument (note ii)	—	70,119

Total	—	70,164

Non-current assets
Insurance and Financial management	—	2,862
Investment (note i)	11,753	31,926

Total	11,753	34,788

(i)	Investment

Disclosure At FVTPL During the Years
The following table presents the movement of financial assets at FVTPL during the years.

	As of December 31,
	2022	2023
	RMB’000	RMB’000
At the beginning of the year	5,000	11,753
Additions	5,000	207,941
Fair value change	1,753	(87,519)
Arising from business combination	—	3,238
Disposal	—	(30,461)

At the end of the year	11,753	104,952

Disclosure Valuation Of The Prepaid Shares Repurchase Instrument	The following table lists the inputs to the model used for the valuation of the prepaid shares repurchase instrument for the year ended December 31, 2023:

Model used	Binomial

Expected volatility (%)	70.36% - 75.03%
Risk–free interest rate (%)	5.08% - 5.24%
Bond Maturity	0.51 - 0.68
Weighted average share price	US$1.52